Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1: Organization and Basis of Presentation

Our Spin-off from Hilton Worldwide Holdings Inc.

On January 3, 2017, the previously announced spin-off was completed by way of a pro rata distribution of Hilton Grand Vacations Inc.’s (“Hilton Grand Vacations,” “we,” “us,” “our,” “HGV” or the “Company”) common stock to Hilton Worldwide Holdings Inc. (“Former Hilton Parent” and together with its then consolidated subsidiaries, “Hilton”) stockholders. Each Hilton stockholder received one share of our common stock for every ten shares of Hilton common stock. As a result of the spin-off, we became a separate publicly-traded company on the New York Stock Exchange under the ticker symbol “HGV,” and Hilton did not retain any ownership interest in our company.

In connection with the completion of the spin-off, we entered into agreements with Hilton (who at the time was a related party) and other third parties, including licenses to use the Hilton brand. The unaudited condensed consolidated financial statements reflect the effect of these agreements. For the three months ended June 30, 2017 and 2016, we incurred $40 million and $44 million, respectively, and for the six months ended June 30, 2017 and 2016, we incurred $98 million and $104 million, respectively, in costs relating to the agreements entered with Hilton. See Key Agreements Related to the Spin-Off section in Part I - Item 1. Business of our Annual Report on Form 10-K for the year ended December 31, 2016 for further information.

Prior to the spin-off, Hilton maintained a share-based compensation plan for the benefit of its officers, directors and employees which was presented as a component of Net transfers (to) from Parent, a financing activity, on the condensed consolidated statements of cash flows. Subsequent to the spin-off, share-based compensation expense is presented as a component of operating activities on the condensed consolidated statements of cash flows.

Our Business

Hilton Grand Vacations is a global timeshare company engaged in developing, marketing, selling and managing timeshare resorts primarily under the Hilton Grand Vacations brand. Our operations primarily consist of: selling vacation ownership intervals (“VOIs”) for us and third parties; operating our resorts; financing and servicing loans provided to consumers for their timeshare purchases; and managing our points-based Hilton Grand Vacations Club exchange program (the “Club”). As of June 30, 2017, we had 48 timeshare properties, comprised of 8,101 units, located in the United States (“U.S.”) and Europe.

Basis of Presentation

The unaudited condensed consolidated financial statements presented herein include 100 percent of our assets, liabilities, revenues, expenses and cash flows and all entities in which we have a controlling financial interest. Through the date of the spin-off, the unaudited condensed consolidated financial statements presented herein were prepared on a stand-alone basis and were derived from the unaudited consolidated financial statements and accounting records of Hilton.

The unaudited condensed consolidated financial statements reflect our financial position, results of operations and cash flows as prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements presented in accordance with U.S. GAAP have been omitted in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). Although we believe the disclosures made are adequate to prevent information presented from being misleading, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto as of and for the year ended December 31, 2016, included in our Annual Report on Form 10-K filed with the SEC on March 2, 2017.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates. Interim results are not necessarily indicative of full year performance.

The accompanying unaudited condensed consolidated financial statements, in our opinion, reflect all adjustments, including normal recurring items, considered necessary for a fair presentation of the interim periods. All material intercompany transactions and balances have been eliminated in consolidation.

We review our estimate of the expected redemption of expired prepaid discounted vacation packages (“packages”) on an ongoing basis. We only reduce the liability for expired packages when a package is redeemed or the likelihood of redemption is remote. This review considers factors such as historical experience, current business practices for pursuing individuals to redeem expired packages and the sufficiency and reliability of data available following a change in those redemption business practices. Previously, we concluded that redemption of an expired package was remote once a package has been expired for six months and therefore retained the liability until six months after expiration. During the review in the second quarter of 2017, we determined we now had sufficiently reliable updated information under current business practices to revise our estimate of expired packages that we expect to redeem. As a result, we changed our accounting estimate for expected redemptions of expired packages to relieve a portion of the remaining liability at expiration and recorded an $11 million reduction to the Advanced Deposits liability, with corresponding increases to Sales, marketing, brand and other fees revenue of $10 million and Accounts payable, accrued expenses and other for the related sales tax liability of $1 million. As a result, for the six months ended June 30, 2017, our net income increased by $10 million and basic and diluted earnings per share increased by $0.10.

Note 1: Organization

Our Spin-off from Hilton Worldwide Holdings Inc.

On February 26, 2016, Hilton Worldwide Holdings Inc. (“Former Hilton Parent” and together with its then consolidated subsidiaries, “Hilton”) announced that its Board of Directors had unanimously approved a plan to enhance long-term stockholder value by separating Hilton into three independent, publicly traded companies. Hilton subsequently executed tax-free spin-offs of Park Hotels & Resorts Inc. (“Park”) and HGV (“Hilton Grand Vacations,” “we,” “us,” “our,” “HGV” or the “Company”), which owns and operates Hilton’s timeshare business.

Prior to the spin-offs, during 2016, Hilton completed an internal reorganization to contribute to Hilton Grand Vacations Inc. its U.S. and non- U.S. timeshare subsidiaries, including Hilton Resorts Corporation. We are a Delaware corporation formed on May 2, 2016. On May 4, 2016, the Company issued 100 shares of its common stock, par value $0.01 per share, to Park for $1.00 in cash. On October 24, 2016, the Company issued one share of its common stock, par value $0.01 per share, to Park in connection with the contribution by Park of all shares of common stock of Hilton Resorts Corporation owned by Park to HGV. Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company’s common stock to Park. The issuance of such share of common stock was not registered under the Securities Act, because the share was issued in a transaction by the issuer not involving any public offering exempt from registration under Section 4(a)(2) of the Securities Act. We filed a Registration Statement on Form 10 describing the transaction with the U.S. Securities and Exchange Commission (the “SEC”) which was declared effective on December 2, 2016.

On December 30, 2016, we filed an Amended & Restated Charter with an effective date of 4:59 p.m., Eastern time, on January 3, 2017, whereby our shares were split into 98,802,597 shares using a formula by reference to the number of Hilton shares outstanding.

On January 3, 2017, the spin-offs were completed by way of a pro rata distribution of the Company’s and Park’s common stock to Hilton stockholders of record as of 5:00 p.m., Eastern time, on December 15, 2016, the spin-off record date. Each Hilton stockholder received one share of our common stock for every ten shares of Hilton common stock, in each case, held by such stockholder on the record date. Hilton did not distribute any fractional shares of HGV common stock. Instead, the distribution agent aggregated fractional shares into whole shares, sold the whole shares in the open market at prevailing market prices and distributed the aggregate net cash proceeds from the sales pro rata to each holder who would otherwise have been entitled to receive a fractional share in the spin-off. Also on January 3, 2017, we became a separate publicly traded company on the New York Stock Exchange under the ticker symbol “HGV,” and Hilton did not retain any ownership interest in our company.

Our Business

We are a global timeshare company engaged in developing, marketing, selling and managing timeshare resorts primarily under the Hilton Grand Vacations brand. Our operations primarily consist of: selling vacation ownership intervals (“VOIs”) for us and third parties; operating our resorts; financing and servicing loans provided to consumers for their timeshare purchases; and managing our points-based Hilton Grand Vacations Club exchange program (the “Club”). As of December 31, 2016, we had 47 timeshare properties, comprised of 7,657 units, located in the United States (“U.S.”) and Europe.